SEGMENT REPORTING (Tables)	6 Months Ended
Mar. 31, 2025
SEGMENT REPORTING
Schedule of segment information

	For the six months ended March 31, 2025
	Diversified
	Pharmaceutical
	and Allied		Insurance
	Products*	AI Solutions	Business	Total
Revenue	$9,631,184	$1,104,733	$3,575,497	$14,311,414
Cost of revenue	8,283,104	772,807	2,744,070	11,799,981
Gross profit	$1,348,080	$331,926	$831,427	$2,511,433
Depreciation and amortization	$200,236	$146,125	$95,729	$442,090
Capital expenditures	$1,035,722	$130,835	$—	$1,166,557
*

Due to the acquisition of THE Company, the revenue has been reclassified into three categories. Among them, diversified pharmaceutical and allied products includes the former oxytetracycline & licorice products and TCMD, fertilizer, and heparin products and sausage casing.

	For the six months ended March 31, 2024
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$10,755,535	$159,199	$1,647,865	$12,562,599
Cost of revenue	9,501,675	104,591	1,542,311	11,148,577
Gross profit	$1,253,860	$54,608	$105,554	$1,414,022
Depreciation and amortization	$444,832	$22,857	$87,083	$554,772
Capital expenditures	$685,827	$23,771	$76,949	$786,547

	For six months ended March 31, 2023
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$18,521,112	$752,672	$9,889,832	$29,163,616
Cost of revenue	16,622,793	365,813	9,880,264	26,868,870
Gross profit	$1,898,319	$386,859	$9,568	$2,294,746
Depreciation and amortization	$452,036	$22,123	$97,282	$571,441
Capital expenditures	$2,570,090	$28,098	$3,933	$2,602,121

	March 31,	September 30,
	2025	2024
Total Assets
Diversified Pharmaceutical and Allied Products	$154,006,779	$53,003,728
AI Solutions	$22,499,030	$—
Insurance Business	$30,887,640	$—
Total	$207,393,449	$53,003,728